Business segment information - Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Reporting Segment [Line Items]
Revenue	$ 339,570	$ 303,636	$ 266,119
Non-current assets	30,417	23,339	19,399
Argentina
Disclosure of Reporting Segment [Line Items]
Revenue	12,205	7,595	4,748
Non-current assets	279	48	80
Brazil
Disclosure of Reporting Segment [Line Items]
Revenue	36,453	30,093	25,630
Non-current assets	395	461	292
Chile
Disclosure of Reporting Segment [Line Items]
Revenue	12,878	11,563	11,273
Non-current assets	0	0	0
Colombia
Disclosure of Reporting Segment [Line Items]
Revenue	25,802	35,487	32,584
Non-current assets	64	118	181
Costa Rica
Disclosure of Reporting Segment [Line Items]
Revenue	16,576	12,694	10,358
Non-current assets	0	0	0
Dominican Republic
Disclosure of Reporting Segment [Line Items]
Revenue	30,218	22,773	20,164
Non-current assets	0	0	0
Ecuador
Disclosure of Reporting Segment [Line Items]
Revenue	18,866	17,402	15,107
Non-current assets	0	0	0
El Salvador
Disclosure of Reporting Segment [Line Items]
Revenue	3,586	2,837	2,209
Non-current assets	0	0	0
Guatemala
Disclosure of Reporting Segment [Line Items]
Revenue	45,376	28,775	24,061
Non-current assets	0	0	0
Honduras
Disclosure of Reporting Segment [Line Items]
Revenue	6,626	7,370	6,312
Non-current assets	0	0	0
Jamaica
Disclosure of Reporting Segment [Line Items]
Revenue	3,704	4,073	3,337
Non-current assets	0	0	0
Mexico
Disclosure of Reporting Segment [Line Items]
Revenue	41,621	44,570	35,442
Non-current assets	608	831	400
Panama
Disclosure of Reporting Segment [Line Items]
Revenue	8,335	6,449	6,753
Non-current assets	28,739	21,668	18,119
Paraguay
Disclosure of Reporting Segment [Line Items]
Revenue	5,079	2,724	2,734
Non-current assets	0	0	0
Peru
Disclosure of Reporting Segment [Line Items]
Revenue	15,182	25,317	20,501
Non-current assets	0	0	0
Puerto Rico
Disclosure of Reporting Segment [Line Items]
Revenue	1,143	577	0
Non-current assets	0	0	0
Suriname
Disclosure of Reporting Segment [Line Items]
Revenue	13,875	0	0
Non-current assets	0	0	0
Trinidad and Tobago
Disclosure of Reporting Segment [Line Items]
Revenue	7,288	6,978	6,832
Non-current assets	0	0	0
Uruguay
Disclosure of Reporting Segment [Line Items]
Revenue	3,404	1,877	1,208
Non-current assets	0	0	0
Other
Disclosure of Reporting Segment [Line Items]
Revenue	31,353	34,482	36,866
Non-current assets	$ 332	$ 213	$ 327